CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance at Dec. 31, 2010	$ 206,989	$ 374	$ 458,303	$ (250,925)	$ (120)	$ (643)
Balance (Shares) (in shares) at Dec. 31, 2010		374,014
Stock issued for services	707	2	705
Stock issued for services (in shares)		2,045
Exercise of options	177	1	176
Exercise of options (Shares) (in shares)		786
Vesting of restricted stock		1	(1)
Vesting of restricted stock (Shares) (in shares)		1,488
Stock-based employee compensation	2,484		2,484
Realized foreign currency gain	(31)
Adjustments to noncontrolling interest	2		(733)			735
Net loss	(25,003)			(24,913)		(90)
Other comprehensive income (loss):
Foreign currency loss	(31)				(31)
Unrealized gain (loss) on investments, net of taxes	(114)				(114)
Balance at Dec. 31, 2011	185,211	378	460,934	(275,838)	(265)	2
Balance (Shares) (in shares) at Dec. 31, 2011		378,333
Exercise of options	3		3
Exercise of options (Shares) (in shares)		17
Vesting of restricted stock	1	1
Vesting of restricted stock (Shares) (in shares)		1,251
Contingent consideration stock issued	890	1	889
Contingent consideration stock issued (in shares)		460
Stock-based employee compensation	739		739
Realized foreign currency gain	22
Net loss	(29,537)			(29,529)		(8)
Net assets contributed by parent	190,925		190,925
Shares issued to affiliate		497	(497)
Shares issued to affiliate (Shares) (in shares)		497,455
Allied Transaction adjustments	(15,331)		(15,331)
Other comprehensive income (loss):
Foreign currency loss	106		12		94
Unrealized gain (loss) on investments, net of taxes	395				395
Balance at Dec. 31, 2012	333,402	877	637,674	(305,367)	224	(6)
Balance (Shares) (in shares) at Dec. 31, 2012		877,516
Vesting of restricted stock	2	2
Vesting of restricted stock (Shares) (in shares)		2,301
Stock-based employee compensation	2,013		2,013
Realized foreign currency gain	(224)				(224)
Adjustments to noncontrolling interest	6					6
Net loss	(43,525)			(43,525)
Net assets contributed by parent	61,205		61,205
Allied Transaction adjustments	35,067		35,067
Balance at Dec. 31, 2013	$ 387,946	$ 879	$ 735,959	$ (348,892)
Balance (Shares) (in shares) at Dec. 31, 2013		879,817